REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of revenues disaggregated by type of services

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Leased and operated hotels revenues	227,074,041	391,960,031	338,506,220	49,078,788
Franchise and managed hotels revenues	677,480,818	774,359,348	582,441,077	84,446,018
Initial franchise fee	61,051,369	76,263,574	42,423,951	6,150,894
Continuing franchise fees	616,429,449	698,095,774	540,017,126	78,295,124
Others	25,455,237	39,826,579	15,853,985	2,298,612
Total	930,010,096	1,206,145,958	936,801,282	135,823,418

Schedule of contract liabilities

	Years Ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Advance from customers	39,773,738	18,681,010	2,708,492
Deferred revenue-current	215,147,975	189,105,747	27,417,756
Deferred revenue-non current	314,472,488	232,695,351	33,737,655
Total contract liabilities	569,394,201	440,482,108	63,863,903

Schedule of components of deferred revenue

	Years Ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Initial fees received from franchisees owners	248,406,284	190,381,636	27,602,743
Cash received for membership fees and not recognized as revenue	186,976,973	138,656,460	20,103,297
Cash received for prepaid card and sublease	47,604,011	40,622,136	5,889,656
Deferred revenue related to the membership program	46,633,195	52,140,866	7,559,715
Total deferred revenue	529,620,463	421,801,098	61,155,411